Interim Condensed Consolidated Statements of Financial Position (Current Periods Unaudited) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 17,988	$ 9,927
Restricted cash	4,237	4,048
Trade and other receivables	404,124	672,615
Gas in storage	21,546	2,943
Fair value of derivative financial assets	94,509	144,512
Income taxes recoverable	13,160	18,973
Other current assets	140,923	169,240
	696,487	1,022,258
Non-current assets
Investments	36,785	36,897
Property and equipment, net	31,215	25,862
Intangible assets, net	444,426	472,656
Fair value of derivative financial assets	26,854	9,255
Deferred income tax assets	3,444	1,093
Other non-current assets	48,276	49,512
	591,000	595,275
Assets classified as held for sale	9,687	8,971
	600,687	604,246
TOTAL ASSETS	1,297,174	1,626,504
Current liabilities
Trade and other payables	523,650	714,110
Deferred revenue	11,563	43,228
Income taxes payable	3,675	11,895
Fair value of derivative financial liabilities	105,406	79,387
Provisions	1,377	7,205
Current portion of long-term debt	274,182	37,429
	919,853	893,254
Non-current liabilities
Long-term debt	500,418	687,943
Fair value of derivative financial liabilities	94,325	63,658
Deferred income tax liabilities	2,721	4,124
Other non-current liabilities	39,308	61,339
	636,772	817,064
Liabilities classified as held for sale	3,330	5,200
	640,102	822,264
TOTAL LIABILITIES	1,559,955	1,715,518
SHAREHOLDERS’ DEFICIT
Shareholders’ capital	1,246,220	1,235,503
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(30,819)	(25,540)
Accumulated deficit	(1,581,771)	(1,390,700)
Accumulated other comprehensive income	90,948	79,093
Non-controlling interest	(388)	(399)
TOTAL SHAREHOLDERS’ DEFICIT	(262,781)	(89,014)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,297,174	$ 1,626,504